Note 4 - Vessels, net	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
4.          Vessels, net:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2011	296,107	(31,087)	265,020
—Reclassified from vessel held for sale	10,414	-	10,414
—Depreciation	-	(11,458)	(11,458)
—Impairment	(104,029)	42,545	(61,484)
— Vessel held for sale	(25,200)	-	(25,200)
Balance, December 31, 2012	177,292	-	177,292
—Depreciation	-	(6,429)	(6,429)
— Disposals	(177,292)	6,429	(170,863)
Balance, December 31, 2013	-	-	-

During 2012, vessel oversupply decreased charter rates and further decreased vessel values. These were conditions that the Company considered to be indicators of potential impairment for its vessels. In December 2012, the Company tested the M/T Miss Marilena, M/T Lichtenstein, M/T UACC Shams, M/T Britto and M/T Hongbo for impairment and assigned a medium probability to sell them. This assumption together with the deteriorating charter rates significantly reduced the probability weighted undiscounted expected cash flows, which were determined to be lower than the vessels carrying values. Consequently, the Company wrote the vessels down to their fair values and recognized an impairment charge of $46,592 (see Note 18).

In December 2012 the Company reclassified the M/V Evian as held and used resulting from its assessment that the vessel would not be sold and that it would continue to earn revenue within the following year and measured the vessel at its fair value, resulting in a write-up of $2,086 (see Note 18).

In December 2012 the Company classified the M/T UACC Sila as held for sale and wrote the vessel down to fair value less costs to sell, resulting in an impairment charge of $16,978 (see Note 6). The vessel was sold on March 27, 2013 to an unrelated third party for a price of $26,000.  The vessel was delivered to its new owners on April 30, 2013. A gain of $14 was recognized upon vessel's delivery, which is included in the Company's consolidated statement of comprehensive income/ (loss).

In October 2013 the Company sold the shipowning companies of the M/Ts Miss Marilena, Lichtenstein, UACC Shams, Britto, Hongbo and M/V Evian to an affiliate of the AMCI Poseidon Fund LP (see Note 19).